Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares		Value
Common Stocks– 98.5%
Aerospace & Defense – 3.5%
Airbus SE	386,091	$37,400,315
L3Harris Technologies Inc	154,122	37,251,287
		74,651,602
Air Freight & Logistics – 3.3%
United Parcel Service Inc	382,177	69,762,590
Banks – 4.9%
BNP Paribas SA	639,123	30,379,739
China Construction Bank Corp	47,032,000	31,588,030
Citigroup Inc	764,866	35,176,187
Permanent TSB Group Holdings PLC*	5,262,077	7,305,530
		104,449,486
Beverages – 3.8%
Heineken NV	359,402	32,762,604
Monster Beverage Corp*	513,460	47,597,742
		80,360,346
Biotechnology – 3.1%
AbbVie Inc	209,636	32,107,850
Ascendis Pharma A/S (ADR)*	88,178	8,197,027
Neurocrine Biosciences Inc*	271,920	26,506,762
		66,811,639
Capital Markets – 2.2%
Morgan Stanley	629,748	47,898,633
Containers & Packaging – 2.2%
Crown Holdings Inc	506,035	46,641,246
Electronic Equipment, Instruments & Components – 2.4%
Hexagon AB - Class B	1,788,621	18,587,369
Keyence Corp	92,700	31,692,658
		50,280,027
Entertainment – 3.5%
Liberty Media Corp-Liberty Formula One*	810,667	51,453,035
Nintendo Co Ltd	53,100	22,968,510
		74,421,545
Health Care Providers & Services – 2.1%
Humana Inc	94,314	44,145,554
Hotels, Restaurants & Leisure – 3.2%
Caesars Entertainment Inc*	709,741	27,183,080
Entain PLC*	2,644,973	40,078,763
		67,261,843
Household Durables – 2.0%
PulteGroup Inc	1,087,174	43,084,706
Independent Power and Renewable Electricity Producers – 5.6%
NRG Energy Inc	3,151,987	120,311,344
Information Technology Services – 1.7%
Fidelity National Information Services Inc	394,655	36,178,024
Insurance – 7.7%
AIA Group Ltd	1,860,000	20,160,707
Beazley PLC	4,371,108	26,547,021
NN Group NV	666,986	30,288,955
Prudential PLC	1,658,214	20,504,916
WR Berkley Corp	989,432	67,538,628
		165,040,227
Interactive Media & Services – 2.4%
Alphabet Inc - Class A*	17,874	38,952,093
NAVER Corp	70,134	12,966,767
		51,918,860
Internet & Direct Marketing Retail – 3.0%
Amazon.com Inc*	102,588	10,895,871
JD.Com Inc - Class A	1,680,826	54,152,475
		65,048,346
Machinery – 2.0%
Deere & Co	35,663	10,679,999
Wabtec Corp	394,288	32,363,159
		43,043,158
Metals & Mining – 3.3%
Teck Resources Ltd	2,300,694	70,361,551
Oil, Gas & Consumable Fuels – 5.5%
Canadian Natural Resources Ltd	811,589	43,566,098

Shares		Value
Common Stocks– (continued)
Oil, Gas & Consumable Fuels– (continued)
Marathon Petroleum Corp	909,883	$74,801,481
		118,367,579
Pharmaceuticals – 8.6%
AstraZeneca PLC	658,512	86,558,787
Merck & Co Inc	293,739	26,780,185
Organon & Co	2,052,552	69,273,630
		182,612,602
Road & Rail – 1.7%
Full Truck Alliance Co (ADR)*	2,699,085	24,453,710
Uber Technologies Inc*	617,406	12,632,127
		37,085,837
Semiconductor & Semiconductor Equipment – 3.6%
ASML Holding NV	56,456	26,965,640
Taiwan Semiconductor Manufacturing Co Ltd	3,116,000	49,886,183
		76,851,823
Software – 5.9%
Microsoft Corp	400,660	102,901,508
Workday Inc - Class A*	167,416	23,367,925
		126,269,433
Specialty Retail – 0.8%
TJX Cos Inc	308,227	17,214,478
Textiles, Apparel & Luxury Goods – 4.5%
LVMH Moet Hennessy Louis Vuitton SE	35,939	21,905,023
Samsonite International SA (144A)*	14,571,300	29,006,666
Under Armour Inc*	6,089,695	46,159,888
		97,071,577
Thrifts & Mortgage Finance – 2.0%
MGIC Investment Corp	3,410,956	42,978,046
Trading Companies & Distributors – 2.4%
Ferguson PLC	458,370	51,257,909
Wireless Telecommunication Services – 1.6%
T-Mobile US Inc*	260,036	34,985,243
Total Common Stocks (cost $1,759,082,391)		2,106,365,254
Preferred Stocks– 0%
Software – 0%
Magic Leap Inc PP - Class A private equity common shares*,¢,§((cost $9,254,547)	19,041	0
Investment Companies– 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $28,909,036)	28,907,651	28,910,541
Total Investments (total cost $1,797,245,974) – 99.9%		2,135,275,795
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		2,056,269
Net Assets – 100%		$2,137,332,064

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,356,990,751	63.6%
United Kingdom	173,689,487	8.1
Canada	113,927,649	5.3
China	110,194,215	5.2
Netherlands	90,017,199	4.2
France	89,685,077	4.2
Japan	54,661,168	2.6
Taiwan	49,886,183	2.3
Hong Kong	49,167,373	2.3
Sweden	18,587,369	0.9
South Korea	12,966,767	0.6
Denmark	8,197,027	0.4
Ireland	7,305,530	0.3

Total	$2,135,275,795	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/22
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	$39,421	$(2,370)	$1,505	$28,910,541
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	114,061∆	-	-	-
Total Affiliated Investments - 1.4%	$153,482	$(2,370)	$1,505	$28,910,541

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	30,836,984	191,803,868	(193,729,446)	28,910,541
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	-	187,723,883	(187,723,883)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2022 is $29,006,666, which represents 1.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2022 is $0, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2022)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Magic Leap Inc PP - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,106,365,254	$-	$-
Preferred Stocks	-	-	0
Investment Companies	-	28,910,541	-
Total Assets	$2,106,365,254	$28,910,541	$0

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70233 08-22